LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES
                 COLUMBIA LARGE CAP GROWTH FUND VARIABLE SERIES
                 LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
                LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES
                   LIBERTY MONEY MARKET FUND, VARIABLE SERIES
                  (Each a "Fund" and collectively, the "Funds")
      Supplement to the Prospectuses dated May 1, 2005 (the "Prospectuses")


     This supplement is effective on the date of the name changes referenced below, currently expected to be August 22, 2005.

     Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.







































                                                                August 19, 2005

                STEINROE VARIABLE INVESTMENT TRUST (the "Trust")
                   Liberty Money Market Fund, Variable Series
                Liberty Federal Securities Fund, Variable Series
                 Liberty Asset Allocation Fund, Variable Series
                 Columbia Large Cap Growth Fund, Variable Series
               Liberty Small Company Growth Fund, Variable Series


     The Funds listed above are referred to collectively as the "Funds." This supplement is effective on the date of the name changes and product and services changes referenced below, currently expected to be August 22, 2005.

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005

     Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.






































                                                                August 19, 2005




































                                                                 August 19, 2005